ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014
Issuance of ordinary shares
Value of shares issued (in RMB or US$)		¥ 158,044,000
Total cash consideration paid to the selling shareholders		¥ 183,858,000
Ordinary shares
Issuance of ordinary shares
Shares issued (in shares)	24,894,647
Value of shares issued (in RMB or US$)	¥ 158,044,000
Ordinary shares purchased from existing shareholders (in shares)	28,960,922
Total cash consideration paid to the selling shareholders	¥ 183,858,000